Bridge Loans and Long-Term Debt - Schedule of Black-Scholes Option Pricing Model (Details) - $ / shares	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024	Sep. 30, 2023
Schedule of Black-Scholes Option Pricing Model [Line Items]
Fair value of the underlying share		$ 0.3	$ 1.75
Exercise price		$ 10	$ 10
Risk-free interest rate		2.73%	4.25%
Expected volatility	60.00%	60.00%	60.00%
Expected life		3 years 8 months 15 days	4 years 8 months 15 days
Dividend yield		0.00%	0.00%
Fair value		$ 0.001	$ 0.33
Tranche B-1 Warrants [Member]
Schedule of Black-Scholes Option Pricing Model [Line Items]
Fair value of the underlying share		61.09
Exercise price		$ 0.01
Risk-free interest rate		4.89%
Expected volatility		60.00%
Expected life		14 days
Dividend yield		0.00%
Fair value		$ 84.65
Tranche A-1 Warrants [Member]
Schedule of Black-Scholes Option Pricing Model [Line Items]
Fair value of the underlying share			22.92
Exercise price			$ 0.01
Risk-free interest rate			4.66%
Expected volatility			60.00%
Expected life			14 days
Dividend yield			0.00%
Fair value			$ 30.56
Tranche A-2 Warrants [Member]
Schedule of Black-Scholes Option Pricing Model [Line Items]
Fair value of the underlying share			22.6
Exercise price			$ 0.01
Risk-free interest rate			4.81%
Expected volatility			60.00%
Expected life			14 days
Dividend yield			0.00%
Fair value			$ 29.79
Conversion option [Member]
Schedule of Black-Scholes Option Pricing Model [Line Items]
Fair value of the underlying share		4.74	1.67
Exercise price		$ 10	$ 10
Risk-free interest rate		4.05%	3.64%
Expected volatility		60.00%	60.00%
Expected life		5 years	5 years
Dividend yield		0.00%	0.00%
Fair value		$ 2.37	$ 0.33
Tranche B-2 Conversion Option [Member]
Schedule of Black-Scholes Option Pricing Model [Line Items]
Fair value of the underlying share		4.74
Exercise price		$ 10
Risk-free interest rate		3.23%
Expected volatility		60.00%
Expected life		5 years
Dividend yield		0.00%
Fair value		$ 2.22
Conversion option [Member]
Schedule of Black-Scholes Option Pricing Model [Line Items]
Fair value of the underlying share			1.75
Exercise price			$ 10
Risk-free interest rate			3.92%
Expected volatility			60.00%
Expected life			5 years
Dividend yield			0.00%
Fair value			$ 0.36